Intangibles (Other intangibles) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 328,570	$ 355,512
Goodwill
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	58,094	58,094
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	261,941	283,118
Contractual vendor intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	8,535	10,606
Tradename, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 0	$ 3,694